Stockholders' Equity (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jul. 06, 2017	Mar. 31, 2015	Dec. 31, 2015	Nov. 10, 2010
Stockholders' Equity
Shares of common stock issued	1,325,000	1,437,000
Sale of Stock, Price Per Share	$ 1.70
Net proceeds from issuance of common stock	$ 1,989,000	$ 21,400,000	$ 21,368,000
Shares of common stock available by warrant	0.5
Warrants available to purchase	662,500
Exercise price of warrants	$ 2.35			$ 4.80